Pensions and post-retirement benefits - Disclosure of balance sheet reconciliation (Details) £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 GBP (£)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 GBP (£)	Dec. 31, 2021 GBP (£)
Reconciliation of changes in net assets available for benefits [abstract]
Net defined benefit liability (asset), beginning of period	£ 4,559
Current service cost	(119)		£ (28)	£ (58)
Interest costs or income on scheme liabilities or assets	222		122	26
Past service cost	0		(20)	0
Net defined benefit liability (asset), end of period	3,494		4,559
Net surplus	3,494		4,559
Retirement benefit assets	3,667		4,743
Retirement benefit liabilities	(173)		(184)
UKRF | UK
Reconciliation of changes in net assets available for benefits [abstract]
Current service cost	(151)
UKRF | UK | Pension defined benefit plans
Reconciliation of changes in net assets available for benefits [abstract]
Net defined benefit liability (asset), beginning of period	4,690
Benefits paid	1,075		1,299
Net defined benefit liability (asset), end of period	3,616		4,690
Net surplus	3,616		4,690
Retirement benefit assets	3,616		4,690
Retirement benefit liabilities	0		0
Defined benefit obligations
Reconciliation of changes in net assets available for benefits [abstract]
Net defined benefit liability (asset), beginning of period	(20,801)	$ (20,801)	(31,834)
Current service cost	(151)		(209)
Interest costs or income on scheme liabilities or assets	(959)		(725)
Past service cost	0		(20)
Remeasurement (loss)/gain - financial	(698)		10,995
Remeasurement gain/(loss) - demographic	311		268
Remeasurement (loss)/gain - experience	(264)		(521)
Employee contributions	(5)		(4)
Benefits paid	1,115		1,339
Exchange and other movements	32		(90)
Net defined benefit liability (asset), end of period	(21,420)		(20,801)	(31,834)
Defined benefit obligations | UKRF | UK | Pension defined benefit plans
Reconciliation of changes in net assets available for benefits [abstract]
Net defined benefit liability (asset), beginning of period	(19,990)		(30,859)
Current service cost	(141)		(197)
Interest costs or income on scheme liabilities or assets	(929)		(707)
Past service cost	0		(20)
Remeasurement (loss)/gain - financial	(683)		10,734
Remeasurement gain/(loss) - demographic	310		270
Remeasurement (loss)/gain - experience	(260)		(510)
Employee contributions	(1)		0
Benefits paid	1,075		1,299
Exchange and other movements	1		0
Net defined benefit liability (asset), end of period	(20,618)		(19,990)	(30,859)
Fair value of scheme assets
Reconciliation of changes in net assets available for benefits [abstract]
Net defined benefit liability (asset), beginning of period	25,360		35,467
Interest costs or income on scheme liabilities or assets	1,181		847
Remeasurement - return on scheme assets (less)/greater than discount rate	(532)		(11,510)
Employer contribution	54		1,807
Employee contributions	5		4
Benefits paid	(1,115)		(1,339)
Exchange and other movements	(39)		84
Net defined benefit liability (asset), end of period	24,914		25,360	35,467
Fair value of scheme assets | UKRF | UK | Pension defined benefit plans
Reconciliation of changes in net assets available for benefits [abstract]
Net defined benefit liability (asset), beginning of period	24,680		34,678
Interest costs or income on scheme liabilities or assets	1,155		829
Remeasurement - return on scheme assets (less)/greater than discount rate	(548)		(11,313)
Employer contribution	39		1,785
Employee contributions	1		0
Benefits paid	(1,075)		(1,299)
Exchange and other movements	(18)		0
Net defined benefit liability (asset), end of period	£ 24,234		£ 24,680	£ 34,678